Supplementary Cash Flow Information	3 Months Ended
Mar. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

16. Supplementary Cash Flow Information

The following additional information is provided with respect to the Consolidated Statements of Cash Flows:

	For the three months ended March 31,
	2015	2014
Supplementary cash flow information:
Cash paid for interest	$150,890	$164,393
Cash paid for income taxes (1)	$65,168	$83,138
Cash inflow for income taxes from stock option exercises(2)	$2,915	$545

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(64,453)	$(31,589)
Liabilities assumed	5,025	2,251
Noncontrolling interest subject to put provisions	5,832	-
Noncontrolling interest	(8,073)	288
Non-cash consideration	47,156	7,569
Cash paid	(14,513)	(21,481)
Less cash acquired	473	105
Net cash paid for acquisitions	(14,040)	(21,376)
Cash paid for investments	(4,541)	(112,848)
Cash paid for intangible assets	(3,315)	(2,933)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(21,896)	$(137,157)

(1) Net of tax refund.
(2) Thereof the excess tax benefit allocated to additional paid-in capital for the three-months ended March 31, 2015 and 2014 was $2,206 and $232, respectively.